Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2026
Expenses by nature [abstract]
Disclosure of Detailed Information About Expenses by Nature Explanatory

			(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Employee benefit costs	10,882	10,165	9,981
Depreciation and amortization charges (Refer to Notes 2.7, 2.8 and 2.9)	552	569	565
Travelling costs	237	224	213
Cost of technical sub-contractors	1,740	1,530	1,477
Cost of software packages for own use	321	292	259
Third party items bought for service delivery to clients	1,453	1,589	1,372
Consultancy and professional charges	235	197	210
Communication costs	68	73	81
Repairs and maintenance	200	183	175
Rates and Taxes	35	41	39
Provision for post-sales client support	(19)	(13)	9
Power and fuel	25	27	24
Commission to non-whole time directors	2	2	2
Branding and marketing expenses	153	144	122
Impairment loss recognized / (reversed) under expected credit loss model	4	6	15
Insurance charges	38	36	25
Contribution towards Corporate Social Responsibility	70	69	64
Others	77	72	95
Total cost of sales, selling and marketing expenses and administrative expenses	16,073	15,206	14,728